First Trust Alternative Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 14.0%
$500,000	ACC Trust Series 2022-1, Class D, 6.65%, 10/20/2028[1,2]	$472,893
175,107	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 4.23%, 3/25/2036[2,3,4]	105,420
34,487	Aqua Finance Trust Series 2019-A, Class A, 3.14%, 7/16/2040[1,2]	32,505
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.00%, 7/10/2035[1,2,5]	3,756,861
2,000,000	CAL Receivables, LLC Series 2022-1, Class B, 8.16% (30-Day SOFR Average+435 basis points), 10/15/2026[1,5]	1,958,358
	Carvana Auto Receivables Trust
250,000	Series 2021-N4, Class E, 4.53%, 9/11/2028[1,2]	217,351
250,000	Series 2022-N1, Class E, 6.01%, 12/11/2028[1,2]	226,501
200,000	Series 2022-P2, Class D, 6.28%, 5/10/2029[2]	189,246
198,444	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.87%, 1/25/2038[2,3]	94,561
	COLT Mortgage Loan Trust
500,000	Series 2022-2, Class M1, 4.00%, 2/25/2067[1,2,4]	400,388
500,000	Series 2021-1, Class M1, 2.29%, 6/25/2066[1,2,4]	291,944
250,000	Connecticut Avenue Securities Trust Series 2020-R02, Class 2B1, 7.39% (1-Month USD Libor+300 basis points), 1/25/2040[1,2,5]	225,395
300,000	Deephaven Residential Mortgage Trust Series 2021-2, Class B1, 3.17%, 4/25/2066[1,2,4]	189,978
106,173	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 4.53% (1-Month USD Libor+19 basis points), 10/19/2036[2,5]	85,193
300,000	Eagle RE Ltd. Series 2021-1, Class M2, 8.38% (30-Day SOFR Average+445 basis points), 10/25/2033[1,2,5]	291,379
300,000	Exeter Automobile Receivables Trust Series 2022-4A, Class E, 8.23%, 3/15/2030[1,2]	273,231
250,000	First Investors Auto Owner Trust Series 2022-1A, Class E, 5.41%, 6/15/2029[1,2]	227,049
200,000	Foursight Capital Automobile Receivables Trust Series 2022-2, Class D, 7.09%, 10/15/2029[1,2]	192,177
	Freddie Mac Structured Agency Credit Risk Debt Notes
500,000	Series 2021-DNA6, Class B2, 11.43% (30-Day SOFR Average+750 basis points), 10/25/2041[1,2,5]	427,675
250,000	Series 2021-DNA2, Class B2, 9.93% (30-Day SOFR Average+600 basis points), 8/25/2033[1,2,5]	213,173
250,000	GCAT Trust Series 2021-NQM6, Class M1, 3.41%, 8/25/2066[1,2,4]	191,104

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$300,000	GS Mortgage Securities Corp. Trust Series 2018-TWR, Class G, 8.49% (1-Month USD Libor+418 basis points), 7/15/2031[1,5]	$240,696
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.42%, 10/25/2050[1,2,4]	202,506
139,483	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 3.47%, 3/25/2047[2,3,4]	91,552
500,000	Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/2027[1,2]	417,991
	Home RE Ltd.
500,000	Series 2021-2, Class M2, 7.18% (30-Day SOFR Average+325 basis points), 1/25/2034[1,2,3,5]	429,760
200,000	Series 2021-2, Class M1C, 6.73% (30-Day SOFR Average+280 basis points), 1/25/2034[1,2,5]	185,626
250,000	Series 2022-1, Class M1C, 9.43% (30-Day SOFR Average+550 basis points), 10/25/2034[1,2,5]	234,038
489,933	JP Morgan Mortgage Trust Series 2022-1, Class B4, 3.10%, 7/25/2052[1,2,3,4]	324,492
250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 10.69% (3-Month USD Libor+650 basis points), 1/18/2028[1,2,3,5]	217,843
250,000	Med Trust Series 2021-MDLN, Class F, 8.32% (1-Month USD Libor+400 basis points), 11/15/2038[1,5]	231,110
400,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class ER, 13.03% (3-Month Term SOFR+875 basis points), 5/20/2034[1,2,3,5]	354,694
46,866	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/2043[1,2]	41,792
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[1,2,4]	10,372,946
	New Residential Mortgage Loan Trust
219,240	Series 2019-1A, Class B6B, 3.18%, 9/25/2057[1,2,4]	185,866
250,000	Series 2022-NQM1, Class M1, 3.60%, 4/25/2061[1,2,4]	164,270
325,245	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AP1, Class A3, 5.65%, 1/25/2036[2,3,4]	100,497
200,000	Oportun Issuance Trust Series 2022-A, Class C, 7.40%, 6/9/2031[1,2]	188,140
	Pagaya AI Debt Trust
199,974	Series 2022-1, Class C, 4.89%, 10/15/2029[1,2]	166,632
300,000	Series 2022-3, Class B, 8.05%, 3/15/2030[1,2]	298,769
2,500,000	Palmer Square European CLO Series 2021-2X, Class SUB, 0.000%, 4/15/2035[2,4]	1,536,654

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Palmer Square European Loan Funding
$2,975,000	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[2,4]	$2,026,238
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[2,4]	3,248,681
7,500,000	Series 2022-3X, Class E, 9.32% (3-Month EUR Libor+728 basis points), 4/12/2032[2,5]	7,151,227
4,000,000	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[2,4]	4,281,738
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-1A, Class SUB, 0.000%, 4/20/2027[1,2,4,6]	—
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/2027[1,2,4]	70,300
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/2027[1,2,4]	231,150
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[1,2,4]	813,341
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/2028[1,2,4]	31,720
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/2028[1,2,4,6]	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/2028[1,2,4]	1,370,694
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/2029[1,2,4]	737,372
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/2029[1,2,4]	1,169,311
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/2029[1,2,4]	885,951
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/2029[1,2,4]	1,906,112
5,235,000	Series 2022-1I, Class SUB, 0.000%, 4/15/2030[2,4]	3,436,094
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/2030[1,2,4]	4,461,108
2,500,000	Series 2022-5I, Class D, 8.76% (3-Month Term SOFR+538 basis points), 1/15/2031[2,5]	2,247,826
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/2031[2,4]	1,250,000
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/2031[1,2,4]	6,176,670
281,594	PRET, LLC Series 2021-NPL5, Class A1, 2.49%, 10/25/2051[1,2,4,7]	256,149
	PRPM, LLC
266,842	Series 2020-6, Class A1, 2.36%, 11/25/2025[1,2,3,4,7]	248,150
244,179	Series 2021-3, Class A1, 1.87%, 4/25/2026[1,2,4,7]	219,206
	Radnor RE Ltd.
250,000	Series 2021-2, Class M1B, 7.63% (30-Day SOFR Average+370 basis points), 11/25/2031[1,2,5]	236,420
250,000	Series 2021-2, Class M2, 8.93% (30-Day SOFR Average+500 basis points), 11/25/2031[1,2,5]	219,064
150,000	Series 2020-1, Class M2A, 6.39% (1-Month USD Libor+200 basis points), 1/25/2030[1,2,5]	141,954
175,000	Series 2021-1, Class M1C, 6.63% (30-Day SOFR Average+270 basis points), 12/27/2033[1,2,5]	166,492
300,000	Series 2022-1, Class M1B, 10.68% (30-Day SOFR Average+675 basis points), 9/25/2032[1,2,5]	287,979
	RALI Trust
71,732	Series 2006-QA10, Class A1, 4.76% (1-Month USD Libor+37 basis points), 12/25/2036[2,5]	57,054
170,898	Series 2006-QS2, Class 1A9, 5.50%, 2/25/2036[2,3]	134,611
340,000	Residential Mortgage Loan Trust Series 2020-1, Class B2, 4.66%, 1/26/2060[1,2,3,4]	239,930

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 12.79% (3-Month USD Libor+812 basis points), 2/20/2033[1,2,3,5]	$206,089
1,426,344	Silver Point Loan Funding, LLC Class ,0.000%, 10/20/2033[6]	1,425,788
100,000	STAR Trust Series 2021-SFR1, Class F, 6.74% (1-Month USD Libor+240 basis points), 4/17/2038[1,5]	92,874
	Triangle RE Ltd.
1,030,000	Series 2021-3, Class M1B, 6.83% (30-Day SOFR Average+290 basis points), 2/25/2034[1,2,3,5]	967,940
500,000	Series 2021-3, Class M2, 7.68% (30-Day SOFR Average+375 basis points), 2/25/2034[1,2,5]	426,997
100,000	Series 2021-2, Class M1B, 6.99% (1-Month USD Libor+260 basis points), 10/25/2033[1,2,5]	99,355
	Upstart Securitization Trust
200,000	Series 2021-5, Class C, 4.15%, 11/20/2031[1,2]	167,121
200,000	Series 2021-3, Class C, 3.28%, 7/20/2031[1,2]	172,404
	Veros Automobile Receivables Trust
40,000	Series 2020-1, Class D, 5.64%, 2/16/2027[1,2]	39,695
100,000	Series 2022-1, Class D, 7.23%, 7/16/2029[1,2]	94,621
	Verus Securitization Trust
900,000	Series 2020-5, Class B2, 4.71%, 5/25/2065[1,2,4]	689,866
812,000	Series 2021-8, Class B2, 4.33%, 11/25/2066[1,2,4]	502,451
300,000	Series 2021-5, Class M1, 2.33%, 9/25/2066[1,2,4]	219,649
250,000	Series 2022-7, Class M1, 5.41%, 7/25/2067[1,2,4]	218,735
23,361	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.22%, 1/25/2037[2,4]	20,230
166,582	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.49%, 9/27/2035[1,2,3,4]	124,811
	Western Mortgage Reference Notes
440,622	Series 2021-CL2, Class M4, 9.28% (30-Day SOFR Average+535 basis points), 7/25/2059[1,2,3,5]	409,362
448,241	Series 2021-CL2, Class M5, 10.43% (30-Day SOFR Average+650 basis points), 7/25/2059[1,2,3,5]	414,933
81,250	XCALI Mortgage Trust Series 2020-1, Class B1, 11.62% (1-Month USD Libor+750 basis points), 1/22/2023[1,2,5]	80,807
	TOTAL ASSET-BACKED SECURITIES
	(Cost $91,541,127)	76,124,526

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	BANK LOANS — 12.8%
	Advantage Capital Holdings, LLC
$1,229	12.50% PIK, 4/14/2027[6,8]	$4,222,685
2,546,147	12.00% PIK, 4/14/2027[6,8]	2,453,977
299,436	BJ Services 11.83%, 1/3/2023[6]	284,464
1,950,496	Challenge Manufacturing Company, LLC 14.12%, 12/18/2025[4,6]	1,862,723
7,500,000	Cherco, LLC 15.41%, 9/1/2025[4,6]	7,387,500
3,500,000	GH Group, Inc. 16.50%, 12/10/2026[4,6]	3,202,500
5,537,510	IFit Inc. 17.76%, 2/22/2023[4,6]	5,371,385
5,653,034	Lucky Bucks Holdings, LLC 12.50%, 5/29/2028[4,6]	4,706,151
8,674,512	Nova Compression, LLC 11.63%, 9/1/2025[6]	8,761,258
236,284	Premier Brands Group Holdings, LLC 9.12%, 3/20/2024[6]	226,833
8,601,977	PWCC Marketplace, LLC 10.91%, 9/6/2025[6]	8,386,927
10,250,000	Shryne Group, Inc. 14.75%, 5/26/2026[6]	10,045,000
9,479,167	Stronghold Digital Mining, Inc. 3.80%, 11/16/2025[4,6]	9,289,583
	Wellbore Integrity Solutions, LLC
1,586,711	11.40%, 12/31/2024[4,6]	1,570,844
2,015,264	14.83%, 12/31/2024[4,6]	1,985,035
	TOTAL BANK LOANS
	(Cost $70,813,879)	69,756,865

Number of Shares
	CLOSED-END FUNDS — 18.7%
55,592	Apollo Diversified Credit Fund - Class I	1,157,427
2,086,615	Cliffwater Corporate Lending Fund - Class I	21,763,391
2,814,531	Cliffwater Enhanced Lending Fund - Class I	29,777,737
422,519	Conversus Stepstone Private Markets - Class I*	18,390,447
32,823	Invesco Dynamic Credit Opportunity Fund - Class AX	367,291
191,603	Opportunistic Credit Interval Fund - Class I	1,904,536
697,900	Palmer Square Opportunistic Income Fund	11,333,889
1,169,025	Pomona Investment Fund LP	17,087,527
	TOTAL CLOSED-END FUNDS
	(Cost $96,983,016)	101,782,245

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
$100,000	Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class D, 7.38%, 9/17/2029[1,2]	$93,105
	Bellemeade Re Ltd.
350,000	Series 2019-1A, Class M2, 7.09% (1-Month USD Libor+270 basis points), 3/25/2029[1,2,5]	347,623
250,000	Series 2019-2A, Class M2, 7.49% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3,5]	242,686
2,500,000	Series 2021-3A, Class M2, 7.08% (30-Day SOFR Average+315 basis points), 9/25/2031[1,2,5]	2,150,440
1,000,000	Series 2022-1, Class M1C, 7.63% (30-Day SOFR Average+370 basis points), 1/26/2032[1,2,5]	838,383
500,000	Series 2022-1, Class M2, 8.53% (30-Day SOFR Average+460 basis points), 1/26/2032[1,2,3,5]	405,598
212,500	BX Commercial Mortgage Trust Series 2019-XL, Class J, 7.10% (1-Month Term SOFR+276 basis points), 10/15/2036[1,5]	202,882
643,990	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, , 2/25/2035[2,4]	1,709
	Connecticut Avenue Securities Trust
18,497	Series 2019-R01, Class 2M2, 6.84% (1-Month USD Libor+245 basis points), 7/25/2031[1,2,5]	18,455
6,655	Series 2019-R03, Class 1M2, 6.54% (1-Month USD Libor+215 basis points), 9/25/2031[1,2,5]	6,640
500,000	Series 2019-HRP1, Class B1, 13.64% (1-Month USD Libor+925 basis points), 11/25/2039[1,2,5]	479,995
1,000,000	CSMC Series 2021-NQM2, Class B1, 3.44%, 2/25/2066[1,2,4]	594,158
369,732	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 0.00%, 11/19/2044[2,4]	409
	Eagle RE Ltd.
550,000	Series 2020-1, Class B1, 7.24% (1-Month USD Libor+285 basis points), 1/25/2030[1,2,5]	511,107
750,000	Series 2020-1, Class M2, 6.39% (1-Month USD Libor+200 basis points), 1/25/2030[1,2,5]	702,293
500,000	Series 2021-2, Class M2, 8.18% (30-Day SOFR Average+425 basis points), 4/25/2034[1,2,5]	450,497
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.62%, 6/15/2027[1,2]	195,441
	Freddie Mac Structured Agency Credit Risk Debt Notes
249,154	Series 2018-SPI2, Class B, 3.83%, 5/25/2048[1,2,4]	179,488
365,056	Series 2018-SPI3, Class B, 4.16%, 8/25/2048[1,2,3,4]	272,499
189,983	Series 2018-SPI4, Class B, 4.51%, 11/25/2048[1,2,4]	132,073
2,000,000	Series 2020-DNA1, Class B2, 9.64% (1-Month USD Libor+525 basis points), 1/25/2050[1,2,5]	1,729,912

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$1,000,000	Series 2022-DNA2, Class B2, 12.43% (30-Day SOFR Average+850 basis points), 2/25/2042[1,2,5]	$829,293
500,000	Series 2022-HQA1, Class B2, 14.92% (30-Day SOFR Average+1,100 basis points), 3/25/2042[1,2,5]	450,958
	Home RE Ltd.
500,000	Series 2021-1, Class M2, 7.24% (1-Month USD Libor+285 basis points), 7/25/2033[1,2,5]	467,099
550,000	Series 2021-1, Class B1, 8.04% (1-Month USD Libor+365 basis points), 7/25/2033[1,2,5]	498,945
1,410,000	JP Morgan Mortgage Trust Series 2022-INV2, Class B6, 3.35%, 7/25/2052[1,2,4]	505,261
100,000	Lendingpoint Asset Securitization Trust Series 2022-B, Class C, 8.45%, 10/15/2029[1,2]	94,955
	Rate Mortgage Trust
632,000	Series 2022-J1, Class B5, 2.75%, 1/25/2052[1,2,4]	222,640
1,100,000	Series 2022-J1, Class B6, 2.75%, 1/25/2052[1,2,4]	222,693
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $14,518,525)	12,847,237

Number of Shares
	COMMON STOCKS — 1.8%
	AEROSPACE/DEFENSE-EQUIPMENT — 0.0%
514	Aerojet Rocketdyne Holdings, Inc.*,3	28,748
	APPLIANCES — 0.0%
3,022	iRobot Corp.*,3	145,449
	APPLICATIONS SOFTWARE — 0.1%
11,134	ForgeRock, Inc. - Class A*,3	253,521
	COMMERCIAL BANKS-SOUTHERN US — 0.0%
8,009	First Horizon Corp.[3]	196,220
	COMMERCIAL BANKS-WESTERN US — 0.0%
2,461	Umpqua Holdings Corp.[3]	43,929
	COMMERCIAL SERVICES-FINANCE — 0.0%
2,901	MoneyGram International, Inc.*,3	31,592
	COMPUTER SERVICES — 0.0%
50	MicroAlgo, Inc.*,9	63
	DIAGNOSTIC KIT — 0.1%
1	Cardio Diagnostics Holdings, Inc.*	1

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIAGNOSTIC KIT (Continued)
6,837	Meridian Bioscience, Inc.*,3	$227,057
		227,058
	ENTERTAINMENT SOFTWARE — 0.0%
2,030	Activision Blizzard, Inc.[3]	155,396
	FINANCE-INVESTMENT BANKER/BROKER — 0.0%
4,268	Cowen, Inc. - Class A3	164,830
	GAS-DISTRIBUTION — 0.0%
583	South Jersey Industries, Inc.[3]	20,714
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 0.0%
158	AGBA Group Holding Ltd.*,9	244
	MACHINERY-GENERAL INDUSTRY — 0.0%
1,562	Altra Industrial Motion Corp.[3]	93,329
	MEDICAL INFORMATION SYSTEMS — 0.0%
9,646	1Life Healthcare, Inc.*,3	161,185
	MEDICAL LABS & TESTING SERVICES — 0.0%
138	Euda Health Holdings Ltd.*,9	231
	MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
934	LHC Group, Inc.*,3	151,019
1,411	Signify Health, Inc. - Class A*,3	40,439
		191,458
	OIL-US ROYALTY TRUSTS — 0.0%
5,902	Sitio Royalties Corp. - Class A3	170,267
	PUBLISHING-NEWSPAPERS — 0.0%
6,202	TEGNA, Inc.[3]	131,420
	REITS-SINGLE TENANT — 0.1%
7,001	STORE Capital Corp.[3]	224,452
	S & L/THRIFTS-EASTERN US — 0.0%
7,395	New York Community Bancorp, Inc.	63,597
	SPECIFIED PURPOSE ACQUISITIONS — 1.4%
94	ABG Acquisition Corp. I - Class A*,9	948
2,076	Accretion Acquisition Corp.*	20,926

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,456	Ace Global Business Acquisition Ltd.*,9	$15,463
1,774	Achari Ventures Holdings Corp. I*	18,822
20	African Gold Acquisition Corp. - Class A*,9	201
1,489	Alpha Star Acquisition Corp.*,9	15,277
2,330	ALSP Orchid Acquisition Corp. I - Class A*,9	23,859
1,466	AltEnergy Acquisition Corp. - Class A*	14,997
50,000	Ares Acquisition Corp. - Class A*,9	503,500
1,050	Arisz Acquisition Corp.*	10,605
25,000	Arrowroot Acquisition Corp. - Class A*	251,250
2,964	Avalon Acquisition, Inc. - Class A*	30,381
2,834	Biotech Acquisition Co. - Class A*,9	28,623
2,396	Black Mountain Acquisition Corp. - Class A*	24,439
390	Blockchain Coinvestors Acquisition Corp. I - Class A*,9	4,013
1,778	Blockchain Moon Acquisition Corp.*	18,118
2,874	Blue Safari Group Acquisition Corp. - Class A*,9	30,062
1,722	Build Acquisition Corp. - Class A*	17,254
2,932	Cactus Acquisition Corp. I Ltd. - Class A*,9	30,082
585	CC Neuberger Principal Holdings III - Class A*,9	5,909
2,935	Churchill Capital Corp. VI - Class A*	29,335
2,875	Churchill Capital Corp. VII - Class A*	28,664
2,445	Colombier Acquisition Corp. - Class A*	24,303
1,215	Corazon Capital V838 Monoceros Corp. - Class A*,9	12,272
626	Crescera Capital Acquisition Corp. - Class A*,9	6,398
1,764	Deep Medicine Acquisition Corp. - Class A*	18,734
930	DHC Acquisition Corp. - Class A*,9	9,374
698	dMY Technology Group, Inc. VI - Class A*	7,015
592	Enterprise 4.0 Technology Acquisition Corp. - Class A*,9	6,092
920	Everest Consolidator Acquisition Corp. - Class A*	9,412
592	ExcelFin Acquisition Corp. - Class A*	6,038
2,109	Far Peak Acquisition Corp. - Class A*,9	21,174
1,712	FAST Acquisition Corp. II - Class A*	17,137
1,060	Finnovate Acquisition Corp. - Class A*,9	10,876
20,000	FinServ Acquisition Corp. II - Class A*	200,600
93	Fintech Evolution Acquisition Group - Class A*,9	939
236	Flame Acquisition Corp. - Class A*	2,372
32,591	FTAC Parnassus Acquisition Corp. - Class A*	326,888
474	Fusion Acquisition Corp. II - Class A*	4,759
1,455	G Squared Ascend II, Inc. - Class A*,9	14,754
2,354	Genesis Growth Tech Acquisition Corp. - Class A*,9	24,340
1,763	Globalink Investment, Inc.*	17,983
1,582	Goldenbridge Acquisition Ltd.*,9	16,263

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
2,885	Graf Acquisition Corp. IV*	$28,706
782	Green Visor Financial Technology Acquisition Corp. I - Class A*,9	8,109
12,288	GSR II Meteora Acquisition Corp. - Class A*	124,662
882	Innovative International Acquisition Corp. - Class A*,9	9,085
1,962	Integrated Rail and Resources Acquisition Corp. - Class A*,6	19,914
2,354	Integrated Wellness Acquisition Corp. - Class A*,9	24,270
295	InterPrivate III Financial Partners, Inc. - Class A*,6	2,980
592	Jack Creek Investment Corp. - Class A*,9	5,997
56,469	Jaws Juggernaut Acquisition Corp. - Class A*,9	567,513
93,112	Jaws Mustang Acquisition Corp. - Class A*,9	940,897
1,241	Jupiter Wellness Acquisition Corp. - Class A*	12,968
61,108	Kadem Sustainable Impact Corp. - Class A*	612,913
562	Kairos Acquisition Corp. - Class A*,9	5,665
1,748	Kairous Acquisition Corp. Ltd.*,9	18,074
1,069	Khosla Ventures Acquisition Co. III - Class A*	10,642
55,746	Lakeshore Acquisition II Corp.*,9	567,494
2,764	LAMF Global Ventures Corp. I*,9	28,331
584	Learn CW Investment Corp. - Class A*,9	5,898
2,510	Legato Merger Corp. II*	25,401
2,508	Levere Holdings Corp. - Class A*,9	25,306
1,052	LF Capital Acquisition Corp. II - Class A*	10,794
3,396	Lionheart III Corp. - Class A*	34,707
61,047	Live Oak Mobility Acquisition Corp. - Class A*	613,828
1,182	M3-Brigade Acquisition III Corp. - Class A*	11,986
426	McLaren Technology Acquisition Corp. - Class A*	4,349
474	Medicus Sciences Acquisition Corp.*,9	4,754
2,122	Mercato Partners Acquisition Corp. - Class A*	21,687
2,256	Monterey Bio Acquisition Corp.*	23,282
284	Moringa Acquisition Corp. - Class A*,9	2,874
2,885	Mountain Crest Acquisition Corp. III*	29,225
1,689	Mountain Crest Acquisition Corp. V*	16,890
59,983	MSD Acquisition Corp. - Class A*,9	605,828
1,684	Nabors Energy Transition Corp. - Class A*	17,295
9	New Vista Acquisition Corp. - Class A*,9	91
27,670	Newbury Street Acquisition Corp.*	276,700
1,186	Newcourt Acquisition Corp. - Class A*,9	12,180
711	Noble Rock Acquisition Corp. - Class A*,9	7,181
2,282	Nocturne Acquisition Corp.*,9	24,372
3,780	NorthView Acquisition Corp.*	38,291
2,885	OceanTech Acquisitions I Corp. - Class A*	30,408
554	Onyx Acquisition Co. I - Class A*,9	5,706

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,750	OPY Acquisition Corp. I - Class A*,6	$17,815
2,500	Orion Biotech Opportunities Corp. - Class A*,9	25,125
646	Phoenix Biotech Acquisition Corp. - Class A*,6	6,628
5	Pivotal Investment Corp. III - Class A*,6	50
720	Post Holdings Partnering Corp. - Class A*	7,150
375	Priveterra Acquisition Corp. - Class A*	3,771
2,346	Project Energy Reimagined Acquisition Corp. - Class A*,9	23,624
1,666	Roth CH Acquisition V Co.*	16,843
2,424	ScION Tech Growth II - Class A*,9	24,507
372	Silver Spike Acquisition Corp. II - Class A*,9	3,754
2,760	Sizzle Acquisition Corp.*	28,207
888	SportsMap Tech Acquisition Corp.*	9,075
4,204	Spree Acquisition Corp. 1 Ltd. - Class A*,9	42,965
12,497	SVF Investment Corp. II - Class A*,9	125,970
186	Tailwind International Acquisition Corp. - Class A*,9	1,877
1,896	Tastemaker Acquisition Corp. - Class A*	19,225
1,722	Tech and Energy Transition Corp. - Class A*	17,272
852	TG Venture Acquisition Corp. - Class A*	8,665
592	Thrive Acquisition Corp. - Class A*,9	6,121
22,243	TPG Pace Beneficial II Corp.*,3,9	218,538
2,558	Trine II Acquisition Corp. - Class A*,9	26,360
2,396	Tristar Acquisition I Corp. - Class A*,9	24,224
378	Twelve Seas Investment Co. II - Class A*	3,810
838	Vahanna Tech Edge Acquisition I Corp. - Class A*,9	8,623
3,044	Worldwide Webb Acquisition Corp. - Class A*,9	30,927
		7,418,830
	TRANSPORT-AIR FREIGHT — 0.0%
1,099	Atlas Air Worldwide Holdings, Inc.*,3	110,779
	WIRELESS EQUIPMENT — 0.1%
7,340	Sierra Wireless, Inc.*,3,9	212,787
	TOTAL COMMON STOCKS
	(Cost $9,904,027)	10,046,099

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
$200,000	PennantPark Floating Rate Capital Ltd. 4.25%, 4/1/2026[2]	$174,690
	TOTAL CORPORATE BONDS
	(Cost $199,373)	174,690

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.1%
	FINANCIALS — 0.1%
12,181	First Eagle Alternative Capital BDC, Inc. 5.00%, 5/25/2026[2]	280,894
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.50%, 3/31/2026[2]	53,457
		334,351
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $361,411)	334,351
	MUTUAL FUNDS — 5.2%
1,019,303	Driehaus Event Driven Fund	12,017,586
1,354,102	Glenmede Secured Options Portfolio - Class Institutional*	16,195,058
	TOTAL MUTUAL FUNDS
	(Cost $31,000,000)	28,212,644
	PRIVATE INVESTMENT FUNDS — 25.3%
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	11,534,166
N/A	Eisler Capital Multi Strategy Fund LP	11,503,000
N/A	Hudson Bay Fund LP	8,927,799
N/A	Linden Investors LP	11,272,008
N/A	Nuveen Real Estate U.S. Cities Industrial Fund LP	5,088,023
N/A	Nuveen Real Estate U.S. Cities Multifamily Fund LP	9,992,407
N/A	Oak Street Real Estate Capital Net Lease Property Fund LP	14,089,727
N/A	Pender Capital Asset Based Lending Fund I LP	28,500,000
N/A	Point72 Capital LP	9,849,595
N/A	Rivernorth Capital Partners LP	11,807,010
N/A	Seer Capital Partners Fund LP	2,700,299
N/A	Walleye Opportunities Fund LP	12,774,359
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $131,917,147)	138,038,393
	REAL ESTATE INVESTMENT TRUSTS — 11.8%
	REAL ESTATE — 11.8%
686,379	Bailard Real Estate Investment Trust LP	24,393,898

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
	REAL ESTATE (Continued)
626,336	Invesco Real Estate Income Trust, Inc. - Class I	$19,353,331
1,439,175	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	20,695,337
		64,442,566
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $58,983,722)	64,442,566
	RIGHTS — 0.0%
481	ABIOMED, Inc., Expiration Date: March 14, 2023*,3,6	491
2,076	Accretion Acquisition Corp., Expiration Date: February 14, 2023*	150
1,489	Alpha Star Acquisition Corp., Expiration Date: January 18, 2023*,9	164
1,050	Arisz Acquisition Corp., Expiration Date: August 17, 2023*	94
1,778	Blockchain Moon Acquisition Corp., Expiration Date: April 13, 2023*	62
2,874	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,9	273
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	157
1,299	Brilliant Acquisition Corp., Expiration Date: March 30, 2023*,9	247
1,764	Deep Medicine Acquisition Corp., Expiration Date: February 13, 2023*	88
923	Edoc Acquisition Corp., Expiration Date: January 1, 2023*,9	57
1,765	Financial Strategies Acquisition Corp., Expiration Date: January 19, 2023*	113
1,763	Globalink Investment, Inc., Expiration Date: September 21, 2023*	89
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,9	206
768	GSR II Meteora Acquisition Corp., Expiration Date: March 13, 2023*	714
1,241	Jupiter Wellness Acquisition Corp., Expiration Date: June 5, 2023*	62
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: February 21, 2023*,9	229
55,746	Lakeshore Acquisition II Corp., Expiration Date: February 14, 2023*,9	8,362
2,530	Model Performance Acquisition Corp., Expiration Date: March 6, 2023*,9	1,366
2,885	Mountain Crest Acquisition Corp. III, Expiration Date: January 11, 2028*	231
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: February 15, 2023*	281
2,282	Nocturne Acquisition Corp., Expiration Date: March 30, 2023*,9	127
3,780	NorthView Acquisition Corp., Expiration Date: September 19, 2023*	652
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2023*	235
	TOTAL RIGHTS
	(Cost $491)	14,450
	UNITS — 1.8%
	SPECIFIED PURPOSE ACQUISITIONS — 1.8%
4,393	AIB Acquisition Corp.*,9	43,666
19,429	Alphatime Acquisition Corp.*,9	196,427
24,475	AlphaVest Acquisition Corp.*,9	247,197
195	Apeiron Capital Investment Corp.*	1,893
19,609	Aquaron Acquisition Corp.*	199,031
36,883	Ares Acquisition Corp.*,9	375,100

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,045	Atlantic Coastal Acquisition Corp. II*	$10,638
1,182	Ault Disruptive Technologies Corp.*	12,127
143	B. Riley Principal 250 Merger Corp.*	1,424
2,938	Battery Future Acquisition Corp.*,9	30,144
824	BioPlus Acquisition Corp.*,9	8,438
3,089	Blue Ocean Acquisition Corp.*,9	31,570
2,069	Bullpen Parlay Acquisition Co.*,9	21,166
21,891	Churchill Capital Corp. V*	217,818
59,972	Churchill Capital Corp. VI*	599,126
61,192	Churchill Capital Corp. VII*	609,478
1	Colombier Acquisition Corp.*	10
9,833	Denali Capital Acquisition Corp.*,9	100,592
19,672	dMY Squared Technology Group, Inc.*	196,720
20,295	Elliott Opportunity II Corp.*,9	204,777
2,938	EVe Mobility Acquisition Corp.*,9	30,203
19,846	FG Merger Corp.*	202,231
20,001	Fusion Acquisition Corp. II*	200,610
1,652	Games & Esports Experience Acquisition Corp.*,9	16,916
23,908	Goldenstone Acquisition Ltd.*	242,427
29,037	Gores Holdings IX, Inc.*	289,209
1	Graf Acquisition Corp. IV*	10
1,765	Growth For Good Acquisition Corp.*,9	17,782
19,983	Hainan Manaslu Acquisition Corp.*,9	205,825
1,348	Healthcare AI Acquisition Corp.*,9	13,844
19,947	Horizon Space Acquisition I Corp.*,9	201,465
14,391	Hudson Acquisition I Corp.*	146,644
211	Intelligent Medicine Acquisition Corp.*	2,163
1,765	Jackson Acquisition Co.*	17,915
42,547	Jaws Hurricane Acquisition Corp.*	427,172
2	Jaws Mustang Acquisition Corp.*,9	20
37,490	LDH Growth Corp. I*,9	365,902
20,035	Metal Sky Star Acquisition Corp. *,9	198,948
2	Noble Rock Acquisition Corp.*,9	20
1	OPY Acquisition Corp. I*	10
4	Orion Biotech Opportunities Corp.*,9	39
1,045	Papaya Growth Opportunity Corp. I*	10,659
18,409	Plutonian Acquisition Corp.*	185,010
3,529	Power & Digital Infrastructure Acquisition II Corp.*	35,502
44,401	Priveterra Acquisition Corp.*	446,230
1	Project Energy Reimagined Acquisition Corp.*,9	10
1,833	PROOF Acquisition Corp. I*	18,642

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
294	Pyrophyte Acquisition Corp.*,9	$2,972
19,479	Qomolangma Acquisition Corp.*	196,933
20,023	Redwoods Acquisition Corp.*	202,232
19,239	RF Acquisition Corp.*	195,853
2,478	ROC Energy Acquisition Corp.*	25,895
52,328	Screaming Eagle Acquisition Corp.*,9	524,327
1,764	Sculptor Acquisition Corp. I*,9	18,134
212	Semper Paratus Acquisition Corp.*,9	2,184
60,000	SHUAA Partners Acquisition Corp. I*,9	616,800
1,763	Southport Acquisition Corp.*	17,859
1,649	ST Energy Transition I Ltd.*,9	16,886
62,852	Sustainable Development Acquisition I Corp.*	629,777
50,005	SVF Investment Corp.*,9	505,050
1,763	Swiftmerge Acquisition Corp.*,9	17,859
1	Tailwind International Acquisition Corp.*,9	10
15,965	TenX Keane Acquisition*,9	164,918
117	TKB Critical Technologies 1*,9	1,203
333	TLGY Acquisition Corp.*,9	3,370
2	Twelve Seas Investment Co. II*	20
2,479	UTA Acquisition Corp.*,9	24,939
3,680	Welsbach Technology Metals Acquisition Corp.*	37,426
1	Worldwide Webb Acquisition Corp.*,9	10
		9,587,407
	TOTAL UNITS
	(Cost $9,479,176)	9,587,407
	WARRANTS — 0.1%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	5
1,038	Accretion Acquisition Corp., Expiration Date: February 19, 2023*	19
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,9	45
1,774	Achari Ventures Holdings Corp. I, Expiration Date: August 5, 2026*	89
274	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,6	594,838
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,6,9	0
2,247	AGBA Group Holding Ltd., Expiration Date: May 10, 2024*,9	70
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*,9	25
1,165	ALSP Orchid Acquisition Corp. I, Expiration Date: November 30, 2028*,9	41
733	AltEnergy Acquisition Corp., Expiration Date: February 6, 2023*	76
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	2
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	17
60,000	Amprius Technologies, Inc., Expiration Date: September 14, 2027*	17,406
232	Appreciate Holdings, Inc., Expiration Date: November 29, 2027*	7

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
10,000	Ares Acquisition Corp., Expiration Date: December 31, 2027*,9	$4,663
902	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,9	48
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	15
2,223	Avalon Acquisition, Inc., Expiration Date: February 26, 2023*	145
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	163
1,417	Biotech Acquisition Co., Expiration Date: November 30, 2027*,9	91
1,797	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	66
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,9	10
1,778	Blockchain Moon Acquisition Corp., Expiration Date: October 14, 2026*	32
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	77
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,9	4
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	3
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: July 20, 2023*,9	9
419	Cardio Diagnostics Holdings, Inc., Expiration Date: December 1, 2026*	21
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,9	6
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	3
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	12
587	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	35
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	28
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	203
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	62
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	46
3,920	Compute Health Acquisition Corp., Expiration Date: December 31, 2027*	441
405	Corazon Capital V838 Monoceros Corp., Expiration Date: December 31, 2028*,9	4
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,9	4
935	Corner Growth Acquisition Corp. 2, Expiration Date: March 1, 2023*,9	9
313	Crescera Capital Acquisition Corp., Expiration Date: April 20, 2028*,9	9
2,151	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	75
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,9	3
637	Digital Health Acquisition Corp., Expiration Date: October 14, 2023*	62
349	dMY Technology Group, Inc. VI, Expiration Date: June 25, 2023*	37
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	6
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	138
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	26
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,9	18
351	EdtechX Holdings Acquisition Corp. II, Expiration Date: June 15, 2027*	14
296	Enterprise 4.0 Technology Acquisition Corp., Expiration Date: September 24, 2023*,9	3
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,9	24
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,9	117
484	Eve Holding, Inc., Expiration Date: October 8, 2025*	121
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	7
296	ExcelFin Acquisition Corp., Expiration Date: July 5, 2023*	3

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,9	$0
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	287
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*	18
795	Finnovate Acquisition Corp., Expiration Date: April 15, 2023*,9	12
31	Fintech Evolution Acquisition Group, Expiration Date: March 31, 2028*,6,9	0
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	77
2,109	Forafric Global PLC, Expiration Date: June 9, 2027*,9	1,455
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	33
158	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	0
485	G Squared Ascend II, Inc., Expiration Date: December 31, 2026*,9	12
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,9	186
53	Getaround, Inc., Expiration Date: March 9, 2026*,6	3
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,9	117,600
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	18
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	11
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,9	79
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,9	266
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	49
391	Green Visor Financial Technology Acquisition Corp. I, Expiration Date: May 8, 2023*,9	4
12,288	GSR II Meteora Acquisition Corp., Expiration Date: July 22, 2023*	785
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	44
441	Innovative International Acquisition Corp., Expiration Date: April 3, 2023*,9	11
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: May 21, 2023*	137
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,9	59
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	4
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,9	62
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,9	1,513
868	Kadem Sustainable Impact Corp., Expiration Date: March 16, 2026*	9
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,9	0
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,9	66
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	34
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	10
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	19
27,873	Lakeshore Acquisition II Corp., Expiration Date: November 18, 2026*,9	836
1,382	LAMF Global Ventures Corp. I, Expiration Date: April 4, 2023*,9	111
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,9	15
1,255	Legato Merger Corp. II, Expiration Date: February 5, 2023*	551
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,9	9
526	LF Capital Acquisition Corp. II, Expiration Date: January 7, 2026*	5
1,698	Lionheart III Corp., Expiration Date: March 19, 2023*	44
394	M3-Brigade Acquisition III Corp., Expiration Date: May 11, 2023*	158
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,9	6

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	$17
213	McLaren Technology Acquisition Corp., Expiration Date: March 3, 2023*	1
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,9	5
1,061	Mercato Partners Acquisition Corp., Expiration Date: December 28, 2026*	11
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*,9	19
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*,9	205
1,265	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,9	196
2,256	Monterey Bio Acquisition Corp., Expiration Date: June 7, 2023*	45
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,9	14
2,696	Mount Rainier Acquisition Corp., Expiration Date: November 27, 2026*	485
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	1,132
842	Nabors Energy Transition Corp., Expiration Date: November 17, 2026*	49
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,9	0
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	93
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,9	6
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,9	12
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	67
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	113
1,144	OmniLit Acquisition Corp., Expiration Date: November 8, 2026*	37
277	Onyx Acquisition Co. I, Expiration Date: January 7, 2023*,9	10
1,764	OPY Acquisition Corp. I, Expiration Date: April 8, 2023*	79
500	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,9	82
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	65
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	13
1	Pivotal Investment Corp. III, Expiration Date: December 31, 2027*	0
240	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	19
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,9	77
1,990	Presto Automation, Inc., Expiration Date: September 30, 2025*	76
125	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	6
235	Progress Acquisition Corp., Expiration Date: December 31, 2027*	15
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,9	13
873	ProSomnus, Inc., Expiration Date: April 20, 2028*	68
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	32
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,9	3
11,426	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	687
93	Silver Spike Acquisition Corp. II, Expiration Date: February 26, 2026*,9	3
1,380	Sizzle Acquisition Corp., Expiration Date: March 12, 2026*	414
747	SoundHound AI, Inc., Expiration Date: December 31, 2027*	112
666	SportsMap Tech Acquisition Corp., Expiration Date: September 1, 2027*	7
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,9	75
62	Tailwind International Acquisition Corp., Expiration Date: March 1, 2028*,9	0
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	142

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
574	Tech and Energy Transition Corp., Expiration Date: December 31, 2027*	$19
852	TG Venture Acquisition Corp., Expiration Date: August 13, 2023*	51
296	Thrive Acquisition Corp., Expiration Date: March 9, 2023*,9	1
1,279	Trine II Acquisition Corp., Expiration Date: December 31, 2027*,9	102
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,9	30
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	2
419	Vahanna Tech Edge Acquisition I Corp., Expiration Date: November 30, 2028*,9	4
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	90
1,235,429	Whitehawk Finance, LLC, Expiration Date: February 24, 3030*,6	0
1,522	Worldwide Webb Acquisition Corp., Expiration Date: March 27, 2023*,9	17
519	ZeroFox Holdings, Inc., Expiration Date: June 1, 2027*	79
2,673	ZyVersa Therapeutics, Inc., Expiration Date: December 20, 2026*,6	187
	TOTAL WARRANTS
	(Cost $598,027)	749,188
	SHORT-TERM INVESTMENTS — 10.8%
59,046,827	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.05%[10]	59,046,827
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $59,046,827)	59,046,827
	TOTAL INVESTMENTS — 104.8%
	(Cost $575,346,748)	571,157,488
	Liabilities in Excess of Other Assets — (4.8)%	(26,169,194)
	TOTAL NET ASSETS — 100.0%	$544,988,294
	SECURITIES SOLD SHORT — (0.1)%
	COMMON STOCKS — (0.1)%
	COMMERCIAL BANKS-WESTERN US — (0.0)%
(1,467)	Columbia Banking System, Inc.	(44,201)
	OIL-US ROYALTY TRUSTS — (0.1)%
(5,902)	Sitio Royalties Corp.	(170,272)
	S & L/THRIFTS-EASTERN US — (0.0)%
(7,403)	New York Community Bancorp, Inc.	(63,666)
	TOTAL COMMON STOCKS
	(Proceeds $299,854)	(278,139)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $299,854)	$(278,139)

LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $61,487,035, which represents 11.28% of the total net assets of the Fund.
[2] Callable.
[3] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $6,279,489, which represents 1.15% of the total net assets of the Fund.
[4] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[6] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 13.18% of Net Assets. The total value of these securities is $71,825,559.
[7] Step rate security.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Foreign security denominated in U.S. Dollars.
[10] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Apollo Diversified Credit Fund - Class I [a]	Quarterly	14 Days	$1,361,983	$1,157,427	8/9/2021
Bailard Real Estate Investment Trust LP [b]	Quarterly	30 Days	21,400,000	24,393,898	12/28/2018
Cliffwater Corporate Lending Fund - Class I [a]	Quarterly	14 Days	21,744,258	21,763,391	8/4/2020
Cliffwater Enhanced Lending Fund - Class I [a]	Quarterly	14 Days	30,000,000	29,777,737	4/26/2022
Conversus Stepstone Private Markets - Class I [a]	Quarterly	35 Days	16,157,916	18,390,447	3/26/2021
DSC Meridian Credit Opportunities Onshore Fund LP [b]	Quarterly [c]	65 Days	11,450,000	11,534,166	10/1/2018
Eisler Capital Multi Strategy Fund LP [b]	Quarterly [c]	65 Days	11,500,000	11,503,000	12/28/2022
Hudson Bay Fund LP [b]	Quarterly [c]	65 Days	8,500,000	8,927,799	4/1/2021
Invesco Dynamic Credit Opportunity Fund - Class AX [a]	Quarterly	15 Days	374,845	367,291	11/3/2021
Invesco Real Estate Income Trust, Inc. - REIT	Monthly	30 Days	20,000,000	19,353,331	6/27/2022
Linden Investors LP [b]	Quarterly [d]	65 Days	10,250,000	11,272,008	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP [b]	Quarterly	45 Days	5,245,247	5,088,023	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP [b]	Quarterly	45 Days	10,000,000	9,992,407	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LP [b]	Quarterly	60 Days	14,000,000	14,089,727	1/25/2022
Opportunistic Credit Interval Fund - Class I [a]	Quarterly	30 Days	1,928,000	1,904,536	8/16/2022
Palmer Square Opportunistic Income Fund [a]	Quarterly	14 Days	12,800,000	11,333,889	10/2/2018
Pender Capital Asset Based Lending Fund I LP [b]	Quarterly	90 Days	28,516,533	28,500,000	8/16/2019
Point72 Capital LP [b]	Quarterly [c]	45 Days	8,030,367	9,849,595	4/24/2019
Pomona Investment Fund LP [a]	Quarterly	75 Days	12,616,015	17,087,527	10/1/2018
RiverNorth Capital Partners LP [b]	Quarterly [d]	65 Days	11,500,000	11,807,010	6/1/2022
Seer Capital Partners Fund LP [b]	Not Permitted	N/A	2,000,000	2,700,300	9/29/2021
Walleye Opportunities Fund LP [b]	Monthly [d]	30 Days	10,925,000	12,774,359	12/3/2018
Totals			$270,300,164	$283,567,868

a The Closed-End Fund can institute a gate provision on redemptions at the fund level of 5% of the fair value of  the investment in the Closed-End Fund.

b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 15 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At	Value At	Unrealized
		Currency	Amount	Settlement	December 31,	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	2022	(Depreciation)
Euro	BNP	EUR per USD	(21,247,000)	$(23,038,841)	$(23,439,518)	$(400,677)
				(23,038,841)	(23,439,518)	(400,677)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(23,038,841)	$(23,439,518)	$(400,677)

EUR – Euro

See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

Note 1 – Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Investment Manager subject to the oversight of the Board (the “Valuation Designee”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Designee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

December 31, 2022 (Unaudited)

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Real Estate Investment Trusts and Private Investment Funds with a fair value of $217,263,596 are excluded from the fair value hierarchy as of December 31, 2022.

First Trust Alternative Opportunities Fund

Notes to Schedule of Investments - Continued

December 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$74,698,738	$1,425,788	$76,124,526
Bank Loans	-	-	69,756,865	69,756,865
Closed-End Funds	66,304,271	-	-	66,304,271
Collateralized Mortgage Obligations	-	12,847,237	-	12,847,237
Common Stocks
Aerospace/Defense-Equipment	28,748	-	-	28,748
Appliances	145,449	-	-	145,449
Applications Software	253,521	-	-	253,521
Commercial Banks-Southern US	196,220	-	-	196,220
Commercial Banks-Western US	43,929	-	-	43,929
Commercial Services-Finance	31,592	-	-	31,592
Computer Services	63	-	-	63
Diagnostic Kit	227,058	-	-	227,058
Entertainment Software	155,396	-	-	155,396
Finance-Investment Banker/Broker	164,830	-	-	164,830
Gas-Distribution	20,714	-	-	20,714
Investment Management/Advisory Services	244	-	-	244
Machinery-General Industry	93,329	-	-	93,329
Medical Information Systems	161,185	-	-	161,185
Medical Labs & Testing Services	231	-	-	231
Medical-Outpatient/Home Medical	191,458	-	-	191,458
Oil-US Royalty Trusts	170,267	-	-	170,267
Publishing-Newspapers	131,420	-	-	131,420
REITS-Single Tenant	224,452	-	-	224,452
S & L/Thrifts-Eastern US	63,597	-	-	63,597
Specified Purpose Acquisitions	7,371,443	-	47,387	7,418,830
Transport-Air Freight	110,779	-	-	110,779
Wireless Equipment	212,787	-	-	212,787
Corporate Bonds**	-	174,690	-	174,690
Exchange-Traded Debt Securities*	334,351	-	-	334,351
Mutual Funds	28,212,644	-	-	28,212,644
Real Estate Investment Trusts	20,695,337	-	-	20,695,337
Rights	13,959	-	491	14,450
Units*	9,587,407	-	-	9,587,407
Warrants	154,160	-	595,028	749,188
Short-Term Investments	59,046,827	-	-	59,046,827
Subtotal	$194,347,668	$87,720,665	$71,825,559	$353,893,892
Closed End Funds				35,477,974
Private Investment Funds				138,038,393
Real Estate Investment Trusts				43,747,229
Total Investments				$571,157,488

Liabilities
Securities Sold Short
Common Stocks*	$278,139	$-	$-	$279,139
Total Securities Sold Short	$278,139	$-	$-	$278,139

* All exchange-traded debt securities, units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of exchange-traded debt securities, units and common stocks held short by major industry classification, please refer to the Schedule of Investments.

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.